EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Numerator:
Net income (loss) attributable to Canadian Solar Inc.	$ (104,126)	$ 36,051	$ 274,187
Cumulative preferred share dividends in subsidiary	(64,434)
Dilutive effect of convertible notes			5,290
Net income (loss) attributable to Canadian Solar Inc. - diluted	$ (168,560)	$ 36,051	$ 279,477
Denominator:
Denominator for basic calculation - weighted average common shares - basic	67,368,537	66,616,400	65,375,084
Diluted effects of share number from RSUs		323,028	546,765
Dilutive effects of share number from convertible notes			6,272,157
Denominator for diluted calculation - weighted average common shares - diluted	67,368,537	66,939,428	72,194,006
Basic earnings per share	$ (2.5)	$ 0.54	$ 4.19
Diluted earnings per share	$ (2.5)	$ 0.54	$ 3.87
RSUs and share options
Denominator:
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	380,886	241,652	48,598
Convertible notes
Denominator:
Anti-dilutive shares excluded from the computation of diluted earnings per share, total	11,247,002	6,272,157